Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Government assistance	$ 14.1	$ 3.0